CONSOLIDATED BALANCE SHEET - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	€ 8,183	€ 10,193
Financial assets at fair value through profit or loss	6,797	6,782
Other current financial assets	1,085	896
Trade and other receivables	16,901	16,551
Inventories	6,259	6,186
Income tax receivables	695	460
Other current assets	3,662	5,637
Current assets	43,582	46,705
Non-current assets
Property, plant and equipment	59,864	56,299
Right-of-use assets	5,822	4,834
Intangible assets	6,434	6,379
Inventory - Compulsory stock	1,595	1,576
Equity-accounted investments	14,150	12,630
Other investments	1,395	1,256
Other non-current financial assets	3,215	2,301
Deferred tax assets	6,322	4,482
Income tax receivables	129	142
Other non-current assets	4,011	3,393
Non-current assets	102,937	93,292
Assets held for sale	420	2,609
TOTAL ASSETS	146,939	142,606
Current liabilities
Short-term debt	4,238	4,092
Current portion of long-term debt	4,582	2,921
Current portion of long-term lease liabilities	1,279	1,128
Trade and other payables	22,092	20,654
Income tax payables	587	1,685
Other current liabilities	5,049	5,579
Current liabilities	37,827	36,059
Non-current liabilities
Long-term debt	21,570	21,716
Long-term lease liabilities	5,174	4,208
Provisions	15,774	15,533
Provisions for employee benefits	681	748
Deferred tax liabilities	5,581	4,702
Income tax payables	40	38
Other non-current liabilities	4,449	4,096
Non-current liabilities	53,269	51,041
Liabilities directly associated with assets held for sale	195	1,862
TOTAL LIABILITIES	91,291	88,962
EQUITY
Share capital	4,005	4,005
Retained earnings	32,552	32,988
Cumulative currency translation differences	8,081	5,238
Other reserves and equity instruments	8,406	8,515
Treasury shares	(2,883)	(2,333)
Profit	2,624	4,771
Equity attributable to equity holders of Eni	52,785	53,184
Non-controlling interest	2,863	460
TOTAL EQUITY	55,648	53,644
TOTAL LIABILITIES AND EQUITY	146,939	142,606
Related parties
Current assets
Cash and cash equivalents		3
Other current financial assets	48	19
Trade and other receivables	1,601	1,363
Other current assets	54	32
Non-current assets
Other non-current financial assets	2,380	1,840
Other non-current assets	142	168
Current liabilities
Short-term debt	136	222
Current portion of long-term debt	21	21
Current portion of long-term lease liabilities	152	21
Trade and other payables	4,017	4,245
Other current liabilities	34	62
Non-current liabilities
Long-term debt	79	65
Long-term lease liabilities	31	6
Other non-current liabilities	€ 520	€ 511